Right of use assets and related lease liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of leases [Abstract]
Disclosure of quantitative information about right-of-use assets
The following is the activity of the 'Right of use assets for vessels' starting with the recognition of the assets on January 1, 2020 through December 31, 2021:

In thousands of U.S. Dollars	Vessels	Drydock	Total
Cost
As of January 1, 2021	$853,690	$23,562	$877,252
Other (1)	(349)	—	(349)
Fully depreciated assets (1)	(17,095)	—	(17,095)
As of December 31, 2021	836,246	23,562	859,808

Accumulated depreciation and impairment
As of January 1, 2021	(63,636)	(6,437)	(70,073)
Charge for the period	(37,661)	(5,125)	(42,786)
Other (1)	(19)	—	(19)
Fully depreciated assets (1)	17,095	—	17,095
As of December 31, 2021	(84,221)	(11,562)	(95,783)

Net book value
As of December 31, 2021	$752,025	$12,000	$764,025
(1)    This amount represents the adjustment of the lease term and write-off of fully depreciated right of use assets related to the bareboat charters on four fixed rate Handymax vessels that expired in March 2021.

In thousands of U.S. Dollars	Vessels	Drydock (1)	Total
Cost
As of January 1, 2020	$705,857	$18,962	$724,819
Additions	156,226	4,600	160,826
Fully depreciated assets (2)	(8,393)	—	(8,393)
As of December 31, 2020	853,690	23,562	877,252

Accumulated depreciation and impairment
As of January 1, 2020	(25,374)	(1,542)	(26,916)
Charge for the period	(46,655)	(4,895)	(51,550)
Fully depreciated assets (2)	8,393	—	8,393
As of December 31, 2020	(63,636)	(6,437)	(70,073)

Net book value
As of December 31, 2020	$790,054	$17,125	$807,179
(1)    Drydock costs for 'Right of use assets for vessels' are depreciated over the shorter of the lease term or the period until the next scheduled drydock. On this basis, the drydock costs for these vessels is being depreciated separately. $4.6 million of notional drydock costs were allocated from the right of use assets recorded for the four MR vessels delivered during 2020 as part of the Trafigura Transaction.
(2)    This amount represents the write-off of fully depreciated right of use assets related to the bareboat charters on three fixed rate Handymax vessels that expired during the year ended December 31, 2020.
The following table summarizes the payments made for the years ended December 31, 2021 and 2020 relating to lease liabilities accounted for under IFRS 16 - Leases:

	For the year ended December 31,
In thousands of U.S. dollars	2021	2020
Interest expense recognized in consolidated statements of income or loss	$23,641	$28,458
Principal repayments recognized in consolidated cash flow statements	56,729	77,913
Net decrease in accrued interest expense	39	(206)
Net increase in prepaid interest expense	(684)	(382)
Total payments on lease liabilities under IFRS 16 - Leases	$79,725	$105,783

Schedule of operating leases and future minimum lease payments	The obligations under these agreements will be repaid as follows:

As of
In thousands of U.S. dollars	December 31, 2021
Less than 1 year	$78,211
1 - 5 years	278,633
5+ years	343,526
Total	700,370
Discounting effect (1)	(124,372)
Prepaid interest expense	(621)
Lease liability	$575,377

(1)Represents estimated interest payments using applicable implicit or imputed interest rates in each lease agreement. For leases with implicit rates which include a variable component tied to a benchmark, such as LIBOR, the payments were estimated by taking into consideration: (i) the margin on each lease and (ii) the forward interest rate curve calculated from interest swap rates, as published by a third party, as of December 31, 2021.